STOCK OPTION PLANS (Details - Option activity) - Share-based Payment Arrangement, Option [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	437,000	447,000	447,000
Weighted Average Exercise Price Outstanding, beginning	$ 0.81	$ 0.79	$ 0.79
Options Outstanding	2 years 10 months 13 days	3 years 9 months 18 days	5 years 8 months 4 days	6 years 8 months 4 days
Options Outstanding	$ 0.00	$ 0.00	$ 0.00
Options granted	0	0	0
Option granted	$ 0	$ 0	$ 0
Options cancelled		0	0
Option cancelled	$ 0	$ 0	$ 0
Options exercised	0	10,000	0
Options exercised	$ 0	$ 0.05	$ 0
Options exercised	0	(10,000)	0
Options Outstanding	437,000	437,000	447,000	447,000
Weighted Average Exercise Price Outstanding, ending	$ 0.79	$ 0.81	$ 0.79	$ 0.79
Options Outstanding	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Options exercisable	437,000
Weighted Average Exercise Price Exercisable	$ 0.79
Options exercisable	2 years 10 months 13 days
Options exercisable	$ 0.00